Income Taxes (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) subsidiary	Jun. 30, 2017 USD ($)
Current tax	$ 1,403	$ 599
Other	104
Deferred income tax	1,277	1,247
Income tax expense	$ 2,680	1,846
Tax rates
Number of subsidiaries | subsidiary	2
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	$ (50,495)	(16,738)
Tax calculated at the statutory tax rate of the Company	(8,332)	(2,762)
Different tax rates available in different jurisdictions	893	537
Tax valuation allowance	10,231	3,881
Preferential tax deduction	(1,763)	(845)
Expenses not deductible for tax purposes	690	261
Utilization of previously unrecognized tax losses	(2)	(97)
Withholding tax on undistributed earnings of PRC entities	1,323	1,307
Others	(360)	(436)
Income tax expense	2,680	1,846
Hong Kong
Current tax	$ 289	$ 244
Tax rates
Income tax rate (as a percent)	16.50%	16.50%
PRC
Current tax	$ 1,010	$ 355
Tax rates
Income tax rate (as a percent)	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%	100.00%